SHAREHOLDERS' EQUITY - Deferred Premium Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest [Abstract]
Deferred premium liability, Balance at beginning of year	$ 2,943	$ 0
Deferred premium liability on flow through share issuances	0	3,885
Recognition of deferred premium on flow through shares (note 24(a))	(3,070)	(897)
Foreign currency translation	127	(45)
Deferred premium liability, Balance at end of year	$ 0	$ 2,943